PGIM Global Total Return USD Hedged Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	85 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate (USD Hedged) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	0.48%	1.74% [1]
A
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	(0.63%)	1.38%
Performance Inception Date	Dec. 12, 2017
C
Prospectus [Line Items]
Average Annual Return, Percent		2.44%	(0.72%)	1.10%
Performance Inception Date	Dec. 12, 2017
Z
Prospectus [Line Items]
Average Annual Return, Percent		4.48%	0.28%	2.11%
Performance Inception Date	Dec. 12, 2017
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	(1.11%)	0.46%
Performance Inception Date	Dec. 12, 2017
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.65%	(0.38%)	0.92%
Performance Inception Date	Dec. 12, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	0.33%	2.16%
Performance Inception Date	Dec. 12, 2017

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.